SEGMENT INFORMATION (Schedule of Segment Reporting Information, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 03, 2013	Jun. 11, 2013	Mar. 19, 2013	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 31, 2013 Reportable_Segment	Dec. 25, 2012	Dec. 27, 2011
Segment Reporting Information [Line Items]
Number of reportable segments									2
Revenues									$ 815,080	$ 754,944	$ 719,962
Total Assets							1,736,217	1,720,547	1,736,217	1,720,547
Segment Reporting Capital Expenditures									71,615	65,247	63,143
Long-Lived Assets							1,544,540	1,532,592	1,544,540	1,532,592
Net loss	(5,034)	7,122	(10,491)	(12,398)	(1,817)	(9,726)	(32,277)	(3,051)	(40,680)	(26,992)	(35,622)
Interest Expense									83,669	89,369	84,746
Gains (Losses) on Extinguishment of Debt									16,856	0	0
Income Tax Expense (Benefit)									1,681	(7,528)	(16,421)
Interest and investment income									(345)	(1,212)	(138)
Depreciation and amortization									(72,073)	(78,286)	(93,035)
Segment Earnings Before Interest Taxes Depreciation Amortization									116,398	131,923	125,600
Loss On Disposals, Impairment Of Assets and income/loss from discontinued operations									14,514	26,604	11,030
EBITDA to Adjusted EBITDA Reconciliation, Non-cash adjustments									3,929	1,865	(37)
EBITDA to Adjusted EBITDA Reconciliation, Other adjustments									10,134	3,237	15,574
Share-based Compensation									(14,217)	0	0
EBITDA to Adjusted EBITDA Reconciliation, Acquisition adjustment									1,306	2,560	5,006
EBITDA to Adjusted EBITDA Reconciliation, Adjusted EBITDA									177,354	166,189	157,173
Golf and Country Clubs
Segment Reporting Information [Line Items]
Revenues									628,623	586,083	555,687
Total Assets							1,254,988	1,222,966	1,254,988	1,222,966
Segment Reporting Capital Expenditures									47,546	47,283	48,326
EBITDA to Adjusted EBITDA Reconciliation, Adjusted EBITDA									180,358	168,594	156,001
Business, Sports and Alumni Clubs
Segment Reporting Information [Line Items]
Revenues									180,430	174,344	171,545
Total Assets							90,078	79,678	90,078	79,678
Segment Reporting Capital Expenditures									18,641	14,198	10,564
EBITDA to Adjusted EBITDA Reconciliation, Adjusted EBITDA									34,500	34,255	32,673
Other
Segment Reporting Information [Line Items]
Revenues									13,512	1,817	1,236
Total Assets							391,151	417,903	391,151	417,903
Segment Reporting Capital Expenditures									5,428	3,766	4,253
EBITDA to Adjusted EBITDA Reconciliation, Adjusted EBITDA									(37,504)	(36,660)	(31,501)
Elimination of intersegment revenues and segment reporting adjustments
Segment Reporting Information [Line Items]
Revenues									(7,485)	(7,300)	(8,506)
UNITED STATES
Segment Reporting Information [Line Items]
Revenues									808,208	748,124	712,636
Long-Lived Assets							1,517,823	1,505,389	1,517,823	1,505,389
All Foreign
Segment Reporting Information [Line Items]
Revenues									6,872	6,820	7,326
Long-Lived Assets							$ 26,717	$ 27,203	$ 26,717	$ 27,203